Netting Arrangements for Certain Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet But Available for Offset in Event of Default

The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

	Gross	Gross Amounts Offset on the	Net Amounts Presented on the	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)	Recognized Assets	Consolidated Balance Sheet (a)	Consolidated Balance Sheet	Financial Instruments (b)	Collateral Received (c)	Net Amount
December 31, 2013
Derivative assets (d)	$1,349	$(599)	$750	$(21)	$–	$729
Reverse repurchase agreements	87	–	87	(59)	(28)	–
Securities borrowed	723	–	723	–	(698)	25
Total	$2,159	$(599)	$1,560	$(80)	$(726)	$754
December 31, 2012
Derivative assets (d)	$1,546	$(418)	$1,128	$(148)	$–	$980
Reverse repurchase agreements	363	–	363	(44)	(319)	–
Securities borrowed	368	–	368	–	(356)	12
Total	$2,277	$(418)	$1,859	$(192)	$(675)	$992

(a)	Includes $124 million and $79 million of cash collateral related payables that were netted against derivative assets at December 31, 2013 and 2012, respectively.
(b)	For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $55 million and $260 million of derivative assets centrally cleared or otherwise not subject to netting arrangements at December 31, 2013 and 2012, respectively.

	Gross	Gross Amounts Offset on the	Net Amounts Presented on the	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)	Recognized Liabilities	Consolidated Balance Sheet (a)	Consolidated Balance Sheet	Financial Instruments (b)	Collateral Pledged (c)	Net Amount
December 31, 2013
Derivative liabilities (d)	$1,598	$(1,192)	$406	$(21)	$–	$385
Repurchase agreements	2,059	–	2,059	(59)	(2,000)	–
Securities loaned	–	–	–	–	–	–
Total	$3,657	$(1,192)	$2,465	$(80)	$(2,000)	$385
December 31, 2012
Derivative liabilities (d)	$2,178	$(1,549)	$629	$(148)	$–	$481
Repurchase agreements	3,389	–	3,389	(44)	(3,345)	–
Securities loaned	–	–	–	–	–	–
Total	$5,567	$(1,549)	$4,018	$(192)	$(3,345)	$481

(a)	Includes $717 million and $1.2 billion of cash collateral related receivables that were netted against derivative liabilities at December 31, 2013 and 2012, respectively.
(b)	For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $119 million and $5 million of derivative liabilities centrally cleared or otherwise not subject to netting arrangements at December 31, 2013 and 2012, respectively.